BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
BUSINESS COMBINATION
18.	BUSINESS COMBINATION

On November 1, 2017, the Group acquired 100% equity interest of Edge Franchising, a leading Hong Kong-based admissions consulting company specializing in overseas boarding school and college placement, and certain fixed assets, intellectual properties, material contracts and key employees of the educational consulting business (collectively referred to as “Acquiree”, or “Edge Business”) from a seller in which a managing director of Bain Capital Education IV Cayman Limited (“Bain Capital Education IV”) is a director and minority shareholder. The acquisition is expected to complement the Group’s existing business and achieve significant synergies.

Details of the purchase consideration are as follows:

(i)	Cash consideration of RMB16,769 (“Cash Consideration”)

(ii)

In accordance with the sale and purchase agreement, the Company shall issue to the selling shareholder 216,021 ordinary shares. As of the acquisition date, the Group recorded RMB9,211 (“Share Consideration”) in the “Accrued expenses and other current liabilities”

The Cash Consideration and Share Consideration were settled on January 2, 2018

The Company has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of November 1, 2017, the date of acquisition:

RMB
Purchase consideration	25,980
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	2,133
Intangible assets	4,994
Trademark	1,693
Student base	2,962
Franchise agreements	339
Deferred tax liabilities	(1,235)
Deferred revenue and customer advances	(10,663)
Goodwill	30,751

Included in the goodwill of RMB30,261 recognized on the acquisition date is the expected synergies from combining operations of the Acquiree and the Group which does not qualify for separate recognition. None of the goodwill recognized is expected to be deductible for income tax purposes.

The Company recognized RMB889 of acquisition related costs which were included in general and administrative expenses in the year ended December 31, 2017.

The actual results of operation after the acquisition date and pro-forma results of operations for this acquisition have not been presented because the effects of this acquisition were insignificant.